Note 25 - Share Capital (Details Textual) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 7,806	$ 12,538	$ 0
Cantor Fitzgerald & Co. [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		13,000
Share issue related cost		$ 462
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0
Depository receipts on VFEX [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 7,834
Share issue related cost	$ 28